Property, plant and equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of property, plant and equipment [text block] [Abstract]
Property, plant and equipment

6. Property, plant and equipment

During the six months ended June 30, 2021, the Group acquired property, plant and equipment with a cost of £51.0 million (six months ended June 30, 2020: £8.2 million). In addition, the Group recognised property, plant and equipment on acquisition of subsidiaries with a cost of £56.1 million (six months ended June 30, 2020: £nil). Details of property, plant and equipment recognised on acquisition of subsidiaries are set out in Note 4.

14. Property, plant and equipment

	Leasehold property	Freehold property	Leasehold improvements	Fixtures and Fittings	Computer equipment	Motor vehicles	Plant and machinery	Total
	£‘000	£’000	£‘000	£‘000	£‘000	£‘000	£’000	£‘000
Cost
At December 31, 2018	—	—	—	—	—	—	—	—
Additions	5,450	—	1,191	832	235	1,791	—	9,499
At December 31, 2019	5,450	—	1,191	832	235	1,791	—	9,499
Additions	13,902	—	11,784	2,892	363	9,198	—	38,139
Acquisition of a subsidiary	30,367	14,907	2,576	1,375	252	116	1,165	50,758
Disposals	(1,387)	—	(1,849)	(1,076)	(252)	(116)	(506)	(5,186)
At December 31, 2020	48,332	14,907	13,702	4,023	598	10,989	659	93,210

Accumulated depreciation
At December 31, 2018	—	—	—	—	—	—	—	—
Depreciation charge for the year	(421)	—	(54)	(113)	(35)	(82)	—	(705)
At December 31, 2019	(421)	—	(54)	(113)	(35)	(82)	—	(705)
Depreciation charge for the year	(4,561)	—	(620)	(345)	(154)	(1,076)	(79)	(6,835)
Disposals	143	—	40	25	21	7	28	264
At December 31, 2020	(4,839)	—	(634)	(433)	(168)	(1,151)	(51)	(7,276)

Net book value
At December 31, 2020	43,493	14,907	13,068	3,590	430	9,838	608	85,934
At December 31, 2019	5,029	—	1,137	719	200	1,709	—	8,794
At December 31, 2018	—	—	—	—	—	—	—	—

Right of use assets recognized within property, plant and equipment

The net book value of right-of-use assets held under leases included above, are as follows:

	2020	2019	2018
	£’000	£‘000	£‘000
Leasehold property	43,493	5,029	—
Motor vehicles	7,171	1,670	—
Furniture, fittings and equipment	56	70	—
	50,720	6,769	—